Allison Pristash

State Street

1 Lincoln Street

Mail Stop SFC 0805

Boston, MA 02111

Tel +1 617 662 7031

APristash@StateStreet.com

June 1, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE: iShares Trust (the “Registrant”)

Securities Act File No. 333-92935

  Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated May 18, 2020 to the prospectuses for the following funds:

iShares California Muni Bond ETF

iShares iBonds Dec 2021 Term Muni Bond ETF

iShares iBonds Dec 2022 Term Muni Bond ETF

iShares iBonds Dec 2023 Term Muni Bond ETF

iShares iBonds Dec 2024 Term Muni Bond ETF

iShares iBonds Dec 2025 Term Muni Bond ETF

iShares iBonds Dec 2026 Term Muni Bond ETF

iShares iBonds Dec 2027 Term Muni Bond ETF

iShares iBonds Dec 2028 Term Muni Bond ETF

iShares iBonds Sep 2020 Term Muni Bond ETF

iShares National Muni Bond ETF

iShares New York Muni Bond ETF

iShares Short -Term National Muni Bond ETF

The purpose of this filing is to submit the 497 dated May 18, 2020 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Allison Pristash

Allison Pristash

cc:  Benjamin Haskin, Esq.